Property, Plant and Equipment, net	12 Months Ended
Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Property, Plant and Equipment, net
Note 11 - Property, Plant and Equipment, net

				Computers,
				furniture and
		Control and		landline
	Communications	testing		communications	Leasehold
	network	equipment	Vehicles	equipment	improvements	Total
	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions	NIS millions

Cost

Balance at January 1, 2017	5,064	79	5	370	124	5,642

Additions	189	-	2	151	6	348
Disposals	(262)	(20)	-	(25)	(17)	(324)
Discontinuance of consolidation	(2)	(1)	(1)	-	-	(4)
Balance at December 31, 2017	4,989	58	6	496	113	5,662

Additions	265	5	1	157	2	430
Disposals	(180)	-	(1)	(90)	(15)	(286)
Balance at December 31, 2018	5,074	63	6	563	100	5,806

Accumulated Depreciation

Balance at January 1, 2017	3,673	62	5	160	83	3,983
Depreciation for the year	273	7	1	105	11	397
Disposals	(252)	(20)	(1)	(24)	(17)	(314)
Discontinuance of consolidation	(2)	-	-	-	-	(2)
Balance at December 31, 2017	3,692	49	5	241	77	4,064

Depreciation for the year	258	5	1	101	9	374
Disposals	(179)	-	(1)	(90)	(14)	(284)
Balance at December 31, 2018	3,771	54	5	252	72	4,154

Carrying amounts

At January 1, 2017	1,391	17	-	210	41	1,659
At December 31, 2017	1,297	9	1	255	36	1,598
At December 31, 2018	1,303	9	1	311	28	1,652

In the ordinary course of business, the Group acquires property, plant and equipment on credit. The cost of acquisitions, which has not yet been paid at the reporting date, amounted to NIS 221 million (December 31, 2017 and 2016, NIS 143 million and NIS 120 million, respectively).